[Skadden, Arps, Slate, Meagher & Flom LLP Letterhead]

Via Edgar

Mr. Michael McTiernan

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-3628

August 19, 2013

Re:	New Residential Investment Corp.

Draft Registration Statement on Form S-11

Submitted July 12, 2013

CIK No. 1556593

Dear Mr. McTiernan:

On behalf of New Residential Investment Corp. (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter, dated August 8, 2013 (the “Comment Letter”), relating to the Company’s Registration Statement on Form S-11 that was confidentially submitted on July 12, 2013 (the “Registration Statement”). The headings and numbered paragraphs of this letter correspond to the headings and paragraph numbers contained in the Comment Letter and, to facilitate your review, we have reproduced the text of the Staff’s comments in bold and italics below. Capitalized terms used herein and otherwise not defined herein shall have the meanings assigned to such terms in the Registration Statement.

Concurrently with the submission of this letter, the Company is confidentially submitting, via EDGAR, a revised draft of the Registration Statement (the “Revised Registration Statement”), reflecting, as appropriate, the responses to the Staff’s comments contained herein. The Revised Registration Statement also includes other changes that are intended to update, clarify and render more complete the information contained therein. We have supplementally provided a marked copy of the Revised Registration Statement against the July 12, 2013 filing to facilitate the Staff’s review. References to page numbers and section headings in our responses below refer to page numbers and section headings in the marked copy of the Revised Registration Statement.

General

1.

Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon

Mr. Michael McTiernan

Securities and Exchange Commission

August 19, 2013

Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that neither the Company nor anyone authorized to act on its behalf has provided any written materials in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”), to potential investors that are qualified institutional buyers or institutional accredited investors. Furthermore, no brokers or dealers have participated in the offering contemplated by the prospectus that forms a part of the Revised Registration Statement; however, the Company intends to engage underwriters shortly. The Company will supplementally provide the Staff any research reports about the Company that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act amended by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in this offering.

2.	We note your counterparty credit exposure to Nationstar. Please provide additional disclosure on how the registrant monitors Nationstar’s credit and/or any other aspects of Nationstar that could result in it being terminated as servicer.

In response to the Staff’s comment, the Company has expanded its disclosure to describe how the Company monitors the risk of Nationstar being terminated as servicer. This disclosure is included on page 26 and is set forth below for ease of reference.

We closely monitor Nationstar’s mortgage servicing performance and overall operating performance, financial condition and liquidity, as well as its compliance with regulations and Servicing Guidelines. We have various information, access and inspection rights in our agreements with Nationstar that enable us to monitor Nationstar’s financial and operating performance and credit quality, which we periodically evaluate and discuss with Nationstar’s management. However, we have no direct ability to influence Nationstar’s performance, and our diligence cannot prevent, and may not even help us anticipate, the termination of a Nationstar servicing agreement.

3.	Please provide supporting documentation for factual statements contained in the prospectus where you cite third party sources or the text does not make clear the basis for your statement. In this regard, we note your disclosure in the “Market Opportunity and Target Assets” and “Excess Mortgage Servicing Rights” sections on page 2. In addition, please confirm to us that any third party data included in the registration statement was not prepared for or commissioned by the registrant or its affiliates.

In response to the Staff’s comment, the Company is submitting documentation, in hard copy form, to support factual statements contained in the Revised Registration Statement where third

Mr. Michael McTiernan

Securities and Exchange Commission

August 19, 2013

party sources are cited or the text does not make clear the basis for the statement. The Company is providing this material pursuant to Rule 418 of the Securities Act and hereby requests that such material be returned to the Company upon completion of the Staff’s review process. In addition, the Company confirms that the third party data included in the Revised Registration Statement was not prepared for or commissioned by the registrant or its affiliates.

Management Agreement, page 12

4.	Please revise to disclose the amount of each type of fee paid and reimbursements paid in 2013.

In response to the Staff’s comment, the Company has expanded its disclosure to provide the amount of each type of fee paid and reimbursements paid since the spin-off of the Company from Newcastle on May 15, 2013. This disclosure is included on pages 12–13 and is set forth below for ease of reference.

From the date of the spin-off through June 30, 2013, we have accrued $2.3 million in management fees.

From the date of the spin-off through June 30, 2013, we have accrued $878 thousand in incentive compensation.

From the date of the spin-off through June 30, 2013, we have accrued $21 thousand for reimbursement to our Manager.

Risk Factors, page 24

5.	Please revise to include a risk factor related to the fact that you may change your investment strategy, including your target asset classes, without an investor vote. We note your disclosure to this effect on pages 68 and 102.

In response to the Staff’s comment, the Company has added disclosure regarding the ability to change its investment strategy and target assets without a stockholder vote to an existing risk factor. The revised risk factor is included on page 42 and is set forth below, with new text underlined, for ease of reference.

Our directors have approved broad investment guidelines for our Manager and do not approve each investment decision made by our Manager. In addition, we may change our investment strategy without a stockholder vote, which may result in our making investments that are different, riskier or less profitable than our current investments.

Our Manager is authorized to follow broad investment guidelines. For more information about our investment guidelines, see “Business—Investment Guidelines” included elsewhere in this prospectus. Consequently, our Manager has great latitude in determining the types and categories of assets it may decide are proper investments for

Mr. Michael McTiernan

Securities and Exchange Commission

August 19, 2013

us, including the latitude to invest in types and categories of assets that may differ from those in which we currently invest. Our directors will periodically review our investment guidelines and our investment portfolio. However, our board does not review or pre-approve each proposed investment or our related financing arrangements. In addition, in conducting periodic reviews, the directors rely primarily on information provided to them by our Manager. Furthermore, transactions entered into by our Manager may be difficult or impossible to unwind by the time they are reviewed by the directors even if the transactions contravene the terms of the Management Agreement. In addition, we may change our investment strategy, including our target asset classes, without a stockholder vote.

Our investment strategy may evolve in light of existing market conditions and investment opportunities, and this evolution may involve additional risks depending upon the nature of the assets in which we invest and our ability to finance such assets on a short or long-term basis. Investment opportunities that present unattractive risk-return profiles relative to other available investment opportunities under particular market conditions may become relatively attractive under changed market conditions and changes in market conditions may therefore result in changes in the investments we target. Decisions to make investments in new asset categories present risks that may be difficult for us to adequately assess and could therefore reduce our ability to pay dividends on our common stock or have adverse effects on our liquidity or financial condition. A change in our investment strategy may also increase our exposure to interest rate, foreign currency, real estate market or credit market fluctuations. In addition, a change in our investment strategy may increase our use of non-match-funded financing, increase the guarantee obligations we agree to incur or increase the number of transactions we enter into with affiliates. Our failure to accurately assess the risks inherent in new asset categories or the financing risks associated with such assets could adversely affect our results of operations and our financial condition.

Management’s Discussion and Analysis…, page 65

6.	Please revise to include a discussion of key business trends, including with respect to key performance indicators. For example, please consider including a discussion of sequential reporting period trends in yields on excess MRSs, the net interest spread and prepayment rates on the agency MBS portfolio, and the credit quality of the non-agency MBS portfolio.

In response to the Staff’s comment, the Company has revised its disclosure in Management’s Discussion and Analysis of Financial Condition and Results of Operation to include a section, titled “Market Considerations,” which discusses key business trends. This disclosure is included on pages 63–65 and is attached hereto in Annex A for ease of reference.

Mr. Michael McTiernan

Securities and Exchange Commission

August 19, 2013

Residential Mortgage Loans, page 67

7.	Please revise to discuss your current investments in Residential Mortgage Loans.

The Company informs the Staff that it has updated the Revised Registration Statement to replace the section “Market Opportunity and Target Assets” with the section “Market Considerations” and as a result the section referenced in the Staff’s comment no longer appears in “Management’s Discussion and Analysis of Financial Condition and Results of Operations.” However, the Company notes that the information requested by the Staff appears elsewhere in “Management’s Discussion and Analysis of Financial Condition and Results of Operations” under “—Our Portfolio—Residential Mortgage Loans” on pages 84-85.

Application of Critical Accounting Policies, page 68

8.	We note your sensitivity analysis. Please revise to disclose separately for interests in Excess MSRs owned directly versus interests owned through equity method investees.

In response to the Staff’s comment, the Company has revised its sensitivity analysis to separately disclose estimated changes in fair value for interests in Excess MSRs owned directly and estimated changes in fair value for interests in Excess MSRs owned through equity method investees. The revised tables are included on pages 67–68 and are attached hereto as Annex B for ease of reference.

Agency RMBS, page 82

9.	Please revise to include information about interest-rate type for both the agency and non-agency portfolios. Please also provide information about average loan size, if available, for the non-agency portfolio.

In response to the Staff’s comment, the Company has added information about the interest-rate type for both its Agency ARM and Non-Agency portfolios and the average loan size for the Non-Agency portfolio. This disclosure is included on pages 83-84, 113-115 and is set forth below for ease of reference.

The entire Agency ARM RMBS portfolio consists of floating rate securities.

The Non-Agency RMBS portfolio consists of 98% floating rate securities and 2% fixed rate securities.

The weighted average loan size of the underlying collateral is $272 thousand.

Mr. Michael McTiernan

Securities and Exchange Commission

August 19, 2013

Conflicts of Interest, page 118

10.	Refer to the last full paragraph on page 118. We note your example of Fortress’s fund primarily focused on investments in Excess MSRs and that Fortress has initiated marketing efforts for a second MSR fund. Please disclose all competing funds managed by your Manager and provide detail regarding the size of those competing funds.

The Company respectfully informs the Staff that, as of today’s date, the only funds managed by the Company’s manager that have as their primary focus investing in assets that are the same as the Company’s target assets are the MSR funds described in the Revised Registration Statement. The Company has updated its disclosure accordingly on pages 15, 40 and 119, and this disclosure is set forth below, with new text underlined, for ease of reference.

We may compete with entities affiliated with our Manager or Fortress, including Newcastle, for certain target assets. From time to time, affiliates of Fortress may focus on investments in assets with a similar profile as our target assets that we may seek to acquire. These affiliates may have meaningful purchasing capacity, which may change over time depending upon a variety of factors, including, but not limited to, available equity capital and debt financing, market conditions and cash on hand. Currently, Fortress has two funds primarily focused on investing in Excess MSRs with approximately $1.7 billion in capital commitments in aggregate. We intend to co-invest with these funds in Excess MSRs. Fortress funds generally have a fee structure similar to ours, but the fees actually paid will vary depending on the size, terms and performance of each fund. Fortress had approximately $54.6 billion of assets under management as of June 30, 2013.

Nonqualified Stock Option and Incentive Award Plan, page 133

11.	Please revise to explain the purpose of these incentive awards, given that the manager is already entitled to receive annual incentive compensation.

In response to the Staff’s comment, the Company has revised its disclosure to further explain the purpose of grants of options to the Manager. This disclosure is included on page 135 and is set forth below, with new text underlined, for ease of reference.

We anticipate that we will grant our Manager options in connection with our equity offerings as compensation for our Manager’s role in raising capital for us. In the event that we offer shares of our common stock to the public, we intend to simultaneously grant to our Manager or an affiliate of our Manager a number of options equal to up to 10% of the aggregate number of shares being issued in such offering at an exercise price per share equal to the offering price per share, as determined by the Committee. The main purpose of these options is to provide transaction-specific compensation to the Manager, in a form that aligns our Manager’s interests with those of our stockholders, for the valuable services it provides in raising capital for us to invest through equity offerings. In addition, the plan enables the Manager to incentivize its employees who render services to us by making tandem equity awards to them and thus also aligning their interests with those of our stockholders.

Mr. Michael McTiernan

Securities and Exchange Commission

August 19, 2013

Unaudited Pro Forma Condensed Consolidated Financial Information, page F-2

12.	We note that you intend to issue options to purchase shares of your common stock to your Manager in connection with this offering. Please tell us what consideration you gave to these options in preparing your pro forma information. Also, please disclose the estimated fair value of these options, when known.

The Company respectfully informs the Staff that it did not include the options it intends to issue in connection with this offering in the pro forma statements of income for the following two reasons. First, the pro forma statements of income do not include adjustments related to the proceeds of the offering. As a result, in accordance with Section 3230.4 of the Financial Reporting Manual, the computation of net income per share excludes the common shares related to this offering. Since the common shares from this offering are excluded from the calculation, the Company has also excluded any potential dilution related to the options issued in connection with the offering. Second, these options will be issued with a strike price equal to the equity offering price. As a result, when issued, these options would not have a dilutive impact on the diluted shares outstanding if this calculation were performed using the offering price.

The Company has expanded its disclosure to state that it did not include the options it intends to issue in connection with this offering in its net income per share calculation. This disclosure is included on page F-8 and is set forth below for ease of reference.

The pro forma weighted average diluted shares outstanding have not been adjusted to reflect options issued in connection with this offering as if they had been issued on January 1, 2012 since pro forma adjustments for the investments acquired with the related proceeds have not been applied to the income statement as described above. The estimated fair value of these options is $            , based on an assumed offering price of $            , which was the last reported sale price on                     , 2013.

Unaudited Pro Forma Condensed Balance Sheet, page F-4

13.	Please add a column to reflect the pro forma effects of this offering.

In response to the Staff’s comment, the Company has added a column to the unaudited pro forma condensed balance sheet on page F-4 and will reflect the pro forma effects of this offering in accordance with Section 3320.1 of the Staff’s Financial Reporting Manual.

14.	Please tell us what consideration you gave to presenting separate columns for closed and pending transactions.

In response to the Staff’s comment, the Company has expanded its disclosure to present separate columns for closed and pending transactions in its unaudited pro forma condensed balance sheet. The revised pro forma balance sheet is included on page F-4 and is attached hereto in Annex C for ease of reference.

Mr. Michael McTiernan

Securities and Exchange Commission

August 19, 2013

Notes to Unaudited Pro Forma Condensed Consolidated Balance Sheet, page F-5

15.	Please expand Notes (B)—(E) to identify and quantify each investment subsequent to March 31, 2013 that is included in each adjustment amount.

In response to the Staff’s comment, the Company has revised the notes to the unaudited pro forma condensed consolidated balance sheet to identify and quantify each investment subsequent to June 30, 2013 that is included in each adjustment amount. Certain investments for which pro forma adjustments were made in the Registration Statement are now included in the historical balance sheet as of June 30, 2013 in the Revised Registration Statement. As a result, they are not included in the adjustments to the pro forma condensed consolidated balance sheet. The revised note (now Note B) is included on page F-5 and is set forth below for ease of reference. In addition, the revised pro forma balance sheet, together with the notes thereto, is attached hereto in Annex C.

Represents the additional investment in additional equity method investees, excess mortgage servicing rights, subsequent to June 30, 2013. These investments include the $65.4 million related to Pool 9 and $65.2 related to Pool 10. The company has committed to invest an additional $33.0 million in Excess MSRs related to Pool 10 that has not closed as of the date of this filing.

Note (F), page F-5

16.	Please expand your note to quantify your cash balance as of May 15, 2013 and each of the adjustments made related to purchases, sales and financings.

The Company respectfully informs the Staff that it has excluded the adjustment related to the cash balance as of May 15, 2013 since this cash balance is now included in the historical balance sheet as of June 30, 2013. In response to the Staff’s comment, the Company has quantified each of the adjustments made related to purchases, sales and financings subsequent to June 30, 2013 in Note C. The revised note is included on page F-5 and is set forth below for ease of reference. In addition, the revised pro forma balance sheet, together with the notes thereto, is attached hereto in Annex C.

Represents adjustments to our cash balance for the closing of Excess MSR transactions subsequent to June 30, 2013.

Note (G), page F-5

17.	Please clarify why you have only presented adjustments to repurchase agreements through June 10, 2013. Also, please detail the amounts included in the total adjustment.

The repurchase agreements referenced in Note G are now included in the historical balance sheet as of June 30, 2013 in the Revised Registration Statement. As a result, they are not included in the adjustments to the pro forma condensed consolidated balance sheet.

Mr. Michael McTiernan

Securities and Exchange Commission

August 19, 2013

Note (H), page F-5

18.	Please expand your footnote to explain how this amount was calculated and the terms of the payable.

The Company has expanded Note H (now Note D) to explain the terms of the Company’s commitments in equity method investees. In addition, the pro forma adjustments now illustrate that this amount is equal in value to investments in equity method investees, excess mortgage servicing rights, at fair value. The revised note is included on page F-5 and is set forth below for ease of reference. In addition, the revised pro forma balance sheet, together with the notes thereto, is attached hereto in Annex C.

Represents the payable related to the Company’s commitment to invest an additional $33.0 million in Pool 10 that will become payable upon the closing of such transaction.

Notes to Unaudited Pro Forma Condensed Consolidated Statements of Income, page F-8

19.	Please expand Notes (B) and (C) to show how you calculated the adjustments in more detail.

The Company respectfully informs the Staff that it has expanded Notes B and C to show how the adjustments were calculated. This additional disclosure is included on page F-8 and is set forth below for ease of reference.

(B) Represents additional interest income from Agency RMBS with a face of $1.1 billion acquired subsequent to December 31, 2012. The full year of interest income was computed based on the weighted average accounting yield of the securities of 1.43%. A 1/8% increase (decrease) in the benchmark interest rate would result in an increase (decrease) in interest income of approximately $0.4 million for the six months ended June 30, 2013 and $1.6 million for the year ended December 31, 2012, respectively.

(C) Represents additional interest expense from additional repurchase agreements with an outstanding balance of $1.1 billion used to finance the real estate securities acquired subsequent to December 31, 2012. The full year of interest expense was computed based on the weighted average rate of the repurchase agreements of 0.77%. A 1/8% increase (decrease) in the benchmark interest rate would result in an increase (decrease) in interest expense of approximately $0.4 million for the six months ended June 30, 2013 and $1.6 million for the year ended December 31, 2012, respectively.

Exhibits

20.	Please file the consumer loan company agreements with Springleaf as exhibits or provide us an analysis as to why this is not required.

In response to the Staff’s request, the Company has filed the limited liability company agreement of one of the consumer loan companies with the Revised Registration Statement as Exhibit 10.37. The remaining consumer loan company agreements are substantially identical in all material respects and are being omitted in reliance on Instruction 2 to Item 601 of Regulation S-K.

Mr. Michael McTiernan

Securities and Exchange Commission

August 19, 2013

21.	Please file all other required exhibits as promptly as possible. If you are not in a position to file your legal and tax opinions with the next amendment, please provide a draft copy for us to review. The draft opinions should be filed as EDGAR correspondence.

The Company respectfully informs the Staff that it will file all remaining exhibits as promptly as possible. For the Staff’s supplemental review, the Company has provided drafts of the Exhibit 5 opinion of Skadden, Arps, Meagher & Flom LLP (“Skadden”), which will be issued substantially in the form attached hereto as Annex D and the Exhibit 8 opinion of Skadden, which will be issued substantially in the form attached hereto as Annex E.

* * *

Should any member of the Staff have any questions or comments concerning this filing or the materials submitted herewith, or desire any further information or clarification in respect of the Revised Registration Statement, please do not hesitate to contact the undersigned, Richard Aftanas, at (212) 735-4112 or Joseph Coco at (212) 735-3050 or Michael Schwartz at (212) 735-3694.

Sincerely, /s/ Richard Aftanas

Annex A

MARKET CONSIDERATIONS

Various market factors, which are outside of our control, affect our results of operations and financial condition. One such factor is developments in the U.S. residential housing market, which we believe are generating significant investment opportunities. Since the 2008 financial crisis, the residential mortgage industry has been undergoing major structural changes that are transforming the way mortgages are originated, owned and serviced.

Since 2010, banks have sold or committed to sell mortgage servicing rights, or “MSRs”, totaling more than $1 trillion of the approximately $10 trillion mortgage market. An MSR provides a mortgage servicer with the right to service a pool of mortgages in exchange for a portion of the interest payments made on the underlying mortgages. This amount typically ranges from 25 to 50 bps times the UPB of the mortgages. As of the first quarter of 2013, approximately 82% of MSRs were still owned by banks. We expect this number to decline as banks face pressure to reduce their MSR exposure as a result of heightened capital reserve requirements under Basel III, regulatory scrutiny and a more challenging servicing environment. As a result, we believe the volume of MSR sales is likely to be substantial for some period of time.

We estimate that MSRs on approximately $400 billion of mortgages are currently for sale, which would require a capital investment of approximately $3 to 4 billion based on current pricing dynamics. We believe many non-bank servicers, who acquire MSRs and are constrained by capital limitations, will continue to sell a portion of the Excess MSR. We also estimate that approximately $2 trillion of MSRs could be sold over the next several years. In addition, approximately $1 to 2 trillion of new loans are expected to be created annually. We believe this creates an opportunity to enter into “flow arrangements,” whereby loan originators agree to sell Excess MSRs on newly originated loans on a recurring basis (often monthly or quarterly). We believe that MSRs are being sold at a discount to historical pricing levels, although increased competition for these assets has driven prices higher recently. There can be no assurance that any future investment in Excess MSRs will generate returns similar to the returns on our current investments in Excess MSRs.

As of March 2013, approximately $6 trillion of the $10 trillion of residential mortgages outstanding has been securitized, according to Inside Mortgage Finance. Approximately $5 trillion are Agency RMBS, which are securities issued or guaranteed by a U.S. Government agency, such as Ginnie Mae, or by a GSE, such as Fannie Mae or Freddie Mac. The balance has been securitized by either public trusts or private label securitizations, and are referred to as Non-Agency RMBS.

Since the financial crisis, there has been significant volatility in the prices for Non-Agency RMBS, which resulted from a widespread contraction in capital available for this asset class, deteriorating housing fundamentals, and an increase in forced selling by institutional investors (often in response to rating agency downgrades). While the prices of these assets have started to recover from their lows, we believe a meaningful gap still exists between current prices and the recovery value of many Non-Agency RMBS. Accordingly, we believe there are opportunities to acquire Non-Agency RMBS at attractive risk-adjusted yields, with the potential for meaningful upside if the U.S. economy and housing market continue to strengthen. We believe the value of existing Non-Agency RMBS may also rise if the number of buyers returns to pre-2007 levels. The primary causes of mark to market changes in our RMBS portfolio are changes in interest rates and credit spreads.

Interest rates have risen significantly in recent months and may continue to increase, although the timing of any further increases is uncertain. In periods of rising interest rates, the rates of prepayments and delinquencies with respect to mortgage loans generally decline. Generally, the value of our Excess MSRs is expected to increase when interest rates rise or delinquencies decline, and the value is expected to decrease when interest rates decline or delinquencies increase, due to the effect of changes in interest rates on prepayment speeds and delinquencies. However, prepayment speeds and delinquencies could increase even in the current interest rate environment, as a result of, among other things, a general economic recovery, government programs intended to foster refinancing activity or other reasons, which could reduce the value of our investments. Moreover, the value of our Excess MSRs is subject to a variety of factors, as described elsewhere in this prospectus. In the second quarter of 2013, the fair value of our Excess MSRs (directly and through equity method investees) increased by approximately $59 million, and we reduced our discount rate assumption from approximately 17% in the first quarter to 12.5% in the second quarter, primarily due to the substantial rise in interest rates.

Like our Excess MSRs, the value of our Non-Agency RMBS is also affected by delinquencies. The weighted average percentage of loans underlying our Non-Agency RMBS that were delinquent in the second quarter was 29.1%, compared to 30.2% in the first quarter.

We do not expect changes in interest rates to have a meaningful impact on the net interest spread of our Agency ARM and Non-Agency portfolios, because these investments are primarily match funded with respect to both interest rates and maturity. Our RMBS are primarily floating rate or hybrid (i.e., fixed to floating rate) securities, which we generally finance with floating rate debt. Therefore, while rising interest rates will generally result in a higher cost of financing, they will also result in a higher coupon payable on the securities. However, we may be unable to maintain a match funded strategy. See “Risk Factors—We may not match fund certain of our investments, which may increase the risks associated with these investments.” The net interest spread on our Agency ARM RMBS portfolio as of June 30, 2013 was 1.08%, compared to 1.01% as of March 31, 2013. The net interest spread on our Non-Agency RMBS portfolio as of June 30, 2013 was 2.84%, compared to 4.00% as of March 31, 2013.

Credit spreads decreased in the first half of 2013 relative to 2012, which has had a favorable impact on the value of our securities and loan portfolio. Credit spreads measure the yield relative to a specified benchmark that the market demands on securities and loans based on such assets’ credit risk. For a discussion of the way in which interest rates, credit spreads and other market factors affect us, see “—Quantitative and Qualitative Disclosures About Market Risk.”

The value of our consumer loan portfolio is influenced by, among other factors, the U.S. macroeconomic environment, and unemployment rates in particular. We believe that losses are highly correlated to unemployment; therefore, we expect that an improvement in unemployment rates would support the value of our investment, while deterioration in unemployment rates would result in a decline in its value.

Annex B

Sensitivity Analysis (Excess MSRs)

The following tables summarize the estimated change in fair value of our interests in the Excess MSRs owned directly as of June 30, 2013 given several parallel shifts in the discount rate, prepayment rate, delinquency rate and recapture rate (dollars in thousands):

Fair value at June 30, 2013	$271,420	(A)

Discount rate shift in %	-20%		-10%	10%	20%
Estimated fair value	$293,526		$280,688	$258,396	$248,667
Change in estimated fair value:
Amount	$24,497		$11,659	$(10,633)	$(20,362)
%	9.1%		4.3%	-4.0%	-7.6%

Prepayment rate shift in %	-20%		-10%	10%	20%
Estimated fair value	$295,917		$281,952	$257,041	$245,898
Change in estimated fair value:
Amount	$26,888		$12,923	$(11,988)	$(23,131)
%	10.0%		4.8%	-4.5%	-8.6%

Delinquency rate shift in %	-20%		-10%	10%	20%
Estimated fair value	$274,066		$271,547	$266,510	$263,990
Change in estimated fair value:
Amount	$5,037		$2,518	$(2,519)	$(5,039)
%	1.9%		0.9%	-0.9%	-1.9%

Recapture rate shift in %	-20%		-10%	10%	20%
Estimated fair value	$263,752		$266,374	$271,598	$274,050
Change in estimated fair value:
Amount	$(5,277)		$(2,655)	$2,569	$5,021
%	-2.0%		-1.0%	1.0%	1.9%

The following tables summarize the estimated change in fair value of our interests in the Excess MSRs owned through equity method investees as of June 30, 2013 given several parallel shifts in the discount rate, prepayment rate, delinquency rate and recapture rate (dollars in thousands):

Fair value at June 30, 2013	$175,932	(A)

Discount rate shift in %	-20%		-10%	10%	20%
Estimated fair value	$195,138		$185,790	$169,736	$162,796
Change in estimated fair value:
Amount	$16,815		$7,467	$(8,587)	$(15,527)
%	9.4%		4.2%	-4.8%	-8.7%

Prepayment rate shift in %	-20%		-10%	10%	20%
Estimated fair value	$192,708		$184,775	$170,437	$163,946
Change in estimated fair value:
Amount	$14,385		$6,452	$(7,886)	$(14,377)
%	8.1%		3.6%	-4.4%	-8.1%

Delinquency rate shift in %	-20%		-10%	10%	20%
Estimated fair value	$181,981		$179,673	$175,058	$172,749
Change in estimated fair value:
Amount	$3,658		$1,350	$(3,265)	$(5,574)
%	2.1%		0.8%	-1.8%	-3.1%

Recapture rate shift in %	-20%		-10%	10%	20%
Estimated fair value	$168,490		$172,876	$181,961	$186,666
Change in estimated fair value:
Amount	$(9,833)		$(5,447)	$3,638	$8,343
%	-5.5%		-3.1%	2.0%	4.7%

(A)	The total fair value of investments held directly and through equity method investees as of June 30, 2013 excludes our share of the non-Excess MSR net assets of the equity method investees of $7.2 million.

Annex C

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEET

At June 30, 2013

(Dollars in thousands)	Historical (Unaudited)(A)	Closed Transaction Adjustments		Pending Transactions Adjustments		Offering Proceeds Adjustments	Pro Forma
Assets
Real estate securities, available-for-sale	$1,759,239	$—		$—			$1,759,239
Investments in excess mortgage servicing rights, at fair value	271,420	—		—			271,420
Investments in excess mortgage servicing rights, equity method investees, at fair value	183,153	130,630	(B)	33,015	(B)		346,798
Investments in consumer loans, equity method investees	280,816	—		—			280,816
Residential mortgage loans, held-for-investment	33,636	—		—			33,636
Cash and cash equivalents	209,699	(130,630	)(C)	—			79,069
Other assets	4,479	—		—			4,479

	$2,742,442	$—		$33,015			2,775,457

Liabilities and Equity
Liabilities
Repurchase agreements	$1,474,338	$—		$—			$1,474,338
Payable related to the investments in equity method investees, excess mortgage servicing rights	—	—		33,015	(D)		33,015
Due to affiliate	3,631	—		—			3,631
Dividends payable	17,712	—		—			17,712
Accrued expenses and other liabilities	1,036	—		—			1,036

	1,496,717	—		33,015			1,529,732

Commitments and contingencies
Stockholders’ Equity
Common Stock, $0.01 par value, 2,000,000,000 shares authorized, 253,025,645 issued and outstanding at June 30,2013	2,530	—		—			2,530
Additional paid-in capital	1,157,042	—		—			1,157,042
Retained earnings	66,939	—		—			66,939
Accumulated other comprehensive income	19,214	—		—			19,214

	1,245,725	—		—			1,245,725

	$2,742,442	$—		$33,015			$2,775,457

NOTES TO UNAUDITED PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEET

(A)	Represents our historical consolidated balance sheet at June 30, 2013.
(B)	Represents the additional investment in additional equity method investees, excess mortgage servicing rights, subsequent to June 30, 2013. These investments include the $65.4 million related to Pool 9 and $65.2 related to Pool 10. The company has committed to invest an additional $33.0 million in Excess MSRs related to Pool 10 that has not closed as of the date of this filing.
(C)	Represents adjustments to our cash balance for the closing of Excess MSR transactions subsequent to June 30, 2013.
(D)	Represents the payable related to the Company’s commitment to invest an additional $33.0 million in Pool 10 that will become payable upon the closing of such transaction.

Annex D

[OPINION OF SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP]

            , 2013

New Residential Investment Corp.

1345 Avenue of the Americas

New York, New York 10105

Re:	New Residential Investment Corp.

Registration Statement on Form S-11

(File No. 333-            )

Ladies and Gentlemen:

We have acted as special counsel to New Residential Investment Corp., a Delaware corporation (the “Company”), in connection with the public offering (the “Offering”) by the Company of up to [—] shares of the Company’s common stock, par value $0.01 per share (the “Shares”).

This opinion is being furnished in accordance with the requirements of Item 601(b)(5) of Regulation S-K of the General Rules and Regulations under the Securities Act of 1933, as amended (the “Act”).

In connection with this opinion, we have examined originals or copies, certified or otherwise identified to our satisfaction, of (a) the Registration Statement on Form S-11 (File No. 333-            ) of the Company, as confidentially submitted to the Securities and Exchange Commission (the “Commission”) under the Act on July 12, 2013; (b) Pre-Effective Amendments No. 1 through No. [—] thereto (such Registration Statement, as so amended, being hereinafter referred to as the “Registration Statement”); (c) the underwriting agreement (the “Underwriting Agreement”) by and among [—] and [—], as representatives of the several underwriters named in Schedule A thereto and the Company; (d) the Amended and Restated Certificate of Incorporation of the Company, as amended to date, as certified by the Secretary of State of Delaware; (e) the Amended and Restated Bylaws of the Company, as amended to date; and (f) certain resolutions of the Board of Directors of the Company relating to the issuance of the Shares and related matters. We have also examined originals or copies, certified or otherwise identified to our satisfaction, of such records of the Company and such agreements, certificates and receipts of public officials, certificates of officers or other representatives of the Company and others, and such other documents, certificates and records as we have deemed necessary or appropriate as a basis for the opinions set forth below.

In our examination, we have assumed the legal capacity of all natural persons, the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as facsimile, electronic, certified or photostatic copies, and the authenticity of the originals of such copies. In making our examination of executed documents, we have assumed that the parties thereto, other than the Company, had the power, corporate or other, to enter into and perform all obligations thereunder and have also assumed the due authorization by all requisite action, corporate or other, and the execution and delivery by such parties of such documents and the validity and binding effect thereof on such parties. As to any facts material to the opinions expressed herein that we did not independently establish or verify, we have relied upon statements and representations of officers and other representatives of the Company and others and of public officials.

We do not express any opinion with respect to the law of any jurisdiction other than Delaware corporate law (including, to the extent applicable, the Delaware constitution and judicial decisions) and we do not express any opinion as to the effect of any other laws on the opinions herein stated.

Based upon and subject to the foregoing, we are of the opinion that the Shares, upon (i) due action by the Pricing Committee of the Board of Directors of the Company and (ii) due issuance of the Shares against payment therefor in the manner described in the Underwriting Agreement, will be duly authorized by all necessary corporate action of the Company and will be validly issued, fully paid and nonassessable.

We hereby consent to the filing of this opinion with the Commission as an exhibit to the Registration Statement. We also consent to the reference to our firm under the caption “Legal Matters” in the Registration Statement. In giving this consent, we do not thereby admit that we are included in the category of persons whose consent is required under Section 7 of the Act or the rules and regulations of the Commission.

Very truly yours,

Annex E

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
155 NORTH WACKER DRIVE CHICAGO, ILLINOIS 60606-1720 TEL: (312) 407-0700 FAX: (312) 407-0411 www.skadden.com , 2013

FIRM/AFFILIATE

OFFICES

BOSTON

HOUSTON

LOS ANGELES

NEW YORK

PALO ALTO

WASHINGTON, D.C.

WILMINGTON

BEIJING

BRUSSELS

FRANKFURT

HONG KONG

LONDON

MOSCOW

MUNICH

PARIS

SÃO PAULO

SHANGHAI

SINGAPORE

SYDNEY

TOKYO

New Residential Investment Corp. 1345 Avenue of the Americas New York, New York 10105

Re:	Certain Federal Income Tax Matters

Ladies and Gentlemen:

You have requested our opinion concerning certain Federal income tax considerations in connection with the offering (the “Offering”) by New Residential Investment Corp., a Delaware corporation (“New Residential”), of shares of Common Stock, par value $0.01 per share, pursuant to a Registration Statement on Form S-11 (File No.             ), including all amendments or supplements thereto, filed with the Securities and Exchange Commission (the “Registration Statement”).

We have acted as tax counsel to New Residential in connection with the preparation and filing of the Registration Statement and certain other documents. In connection with this opinion, we have examined originals or copies, certified or otherwise identified to our satisfaction, of the Registration Statement and such other documentation and information provided by you as we have deemed necessary or appropriate as a basis for the opinion set forth herein. In addition, you have provided us with, and we are relying upon, a certificate containing certain factual representations and covenants of officers of New Residential (the “New Residential Officers’ Certificate”) relating to, among other things, the actual and proposed operations of New Residential and the entities in which it holds, or has held, a direct or indirect interest (collectively, the “Company”). Moreover, we are, at your request, relying on the accuracy and completeness of all information provided in (i) a certificate, dated July 18, 2012, executed by officers of FHC Property Management LLC (“FHC,” and such certificate, the “FHC Officers’ Certificate”) and (ii) a certificate, dated the date hereof, executed by officers of Newcastle Investment Corp. (“Newcastle,” and such certificate, the “Newcastle Officers’ Certificate,” and, collectively with the New Residential Officers’ Certificate and FHC Certificate, the “Officers’ Certificates”). For purposes of our opinion, we have not independently verified the facts, representations and covenants set forth in the Officers’ Certificates, the Registration Statement, or in any other document. In particular, we note that the Company, FHC, and Newcastle have engaged in, and may engage in, transactions in connection with which we have not provided legal advice, and have not reviewed, and of which we may be unaware. We have, consequently, assumed and relied on your representations and the representations of Newcastle, as the case may be, that the information presented in the Officers’ Certificates, the Registration Statement, and other documents, or otherwise furnished to us, accurately and completely describes all material facts with respect to the matters addressed in the New Residential Officers’ Certificate and the Newcastle Officers’ Certificate, as the case may be. We have assumed that the statements, representations and covenants presented in all such documents and the Officers’ Certificates are true without regard to any qualification as to knowledge, belief, or intent. Our opinion is conditioned on the continuing accuracy and completeness of such statements, representations and covenants. Any material change or inaccuracy in the facts referred to, set forth, or assumed herein or in the Officers’ Certificates may affect our conclusions set forth herein. We have, at your request, also relied upon the following opinions relating to Newcastle: (i) the opinion of Brown & Wood LLP, dated May 5, 1999, regarding the qualification of Impac Commercial Holdings, Inc. as a real estate investment trust (“REIT”); (ii) the opinion of Thacher Proffitt & Wood, dated July 22, 1999, in connection with the issuance of certain notes by Fortress CBO Investments I, Limited and Fortress CBO Investments I Corp.; (iii) the opinion of Sidley & Austin, dated November 17, 1999, in connection with the issuance of certain certificates by Fortress Commercial Mortgage Trust 1999-PC1; (iv) the opinion of Sidley & Austin, dated May 27, 1999, in connection with the issuance of certain certificates by Government Lease Trust; (v) the opinion of Sidley Austin Brown & Wood LLP, dated December 31, 2001, in connection with the issuance of certain notes by FIC GSA Mezzanine Borrower LLC and FIC Houston LLC; (vi) the opinion of Thacher Proffitt & Wood, dated July 12, 2002, in connection with the issuance of certain bonds by Impac CMB Trust 1998-C1; (vii) the opinion of Thacher Proffitt & Wood LLP, dated November 16, 2006, regarding the tax treatment of certain notes by Newcastle CDO VIII 1, Limited, Newcastle CDO VIII 2, Limited, and Newcastle CDO VIII LLC; (viii) the opinion of Sidley Austin Brown & Wood LLP, dated March 25, 2004, in connection with the acquisition by DBNCH Circle LLC and DBNCF Circle LLC of certain petroleum properties from Circle K Stores, Inc.; and (ix) the opinion of Sidley Austin Brown & Wood LLP, dated March 25, 2004, in connection with the leaseback of such petroleum properties by DBNCH Circle LLC and DBNCF Circle LLC to Circle K Stores, Inc.

In our review of certain documents in connection with our opinion as expressed below, we have assumed the legal capacity of all natural persons, the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified, conformed, photostatic, or electronic copies, and the authenticity of the originals of such copies. Where documents have been provided to us in draft form, we have assumed that the final executed versions of such documents will not differ materially from such drafts.

Our opinion is also based on the correctness of the following assumptions: (i) New Residential and each of the entities comprising the Company has been and will continue to be operated in accordance with the laws of the jurisdiction in which it was formed and in the manner described in the relevant organizational documents, (ii) Newcastle, and each of the entities in which it holds, or has held, a direct or indirect interest, has been and will continue to be operated in accordance with the laws of the jurisdiction in which it was formed in the manner described in the relevant organizational documents, (iii) there will be no changes in the applicable laws of the State of Delaware, the State of Maryland or of any other jurisdiction under the laws of which any of the entities comprising the Company or Newcastle and the entities in which each of the Company or Newcastle holds, or has held, a direct or indirect interest, have been formed, and (iv) each of the written agreements to which the Company or Newcastle or the entities in which each of the Company or Newcastle holds, or has held, a direct or indirect interest, is a party will be implemented, construed and enforced in accordance with its terms.

In rendering our opinion, we have considered and relied upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder (“Regulations”), administrative rulings and other interpretations of the Code and the Regulations by the courts and the Internal Revenue Service (“IRS”), all as they exist at the date hereof. It should be noted that the Code, Regulations, judicial decisions, and administrative interpretations are subject to change at any time and, in some circumstances, with retroactive effect. A material change that is made after the date hereof in any of the foregoing bases for our opinion could affect our conclusions set forth herein. In this regard, an opinion of counsel with respect to an issue represents counsel’s best judgment as to the outcome on the merits with respect to such issue, is not binding on the IRS or the courts, and is not a guarantee that the IRS will not assert a contrary position with respect to such issue or that a court will not sustain such a position if asserted by the IRS.

We express no opinion as to the laws of any jurisdiction other than the Federal laws of the United States of America to the extent specifically referred to herein. In addition, we express no opinion on any issue relating to New Residential or any investment therein, other than as expressly stated herein.

Based on the foregoing, we are of the opinion that, commencing with New Residential’s initial taxable year ending on December 31, 2013, New Residential has been organized in conformity with the requirements for qualification as a REIT under the Code, and its proposed method of operation will enable it to meet the requirements for qualification and taxation as a REIT.

As noted in the Registration Statement, New Residential’s qualification and taxation as a REIT depend upon its ability to meet, through actual annual operating results, certain requirements, including requirements relating to distribution levels and diversity of stock ownership, and the various qualification tests imposed under the Code, the results of which are not reviewed by us. Accordingly, no assurance can be given that the actual results of New Residential’s operation for any one taxable year satisfy the requirements for taxation as a REIT under the Code.

In addition, and as noted in the Registration Statement, New Residential’s ability to qualify as a REIT under the Code depends on Newcastle’s continued qualification as a REIT for the 2013 and, potentially, 2014 taxable years. Concurrently herewith, we have issued an opinion to Newcastle to the effect that, commencing with Newcastle’s initial taxable year ending December 31, 2002, Newcastle has been organized in conformity with the requirements for qualification as a REIT under the Code, and its actual method of operation through the date hereof has enabled, and its proposed method of operation will enable, it to meet the requirements for qualification and taxation as a REIT (the “Newcastle Opinion”). It should be noted that the Newcastle Opinion is based on the assumptions described therein, the Newcastle Officers’ Certificate and the FHC Officers’ Certificate. Additionally, Newcastle’s qualification and taxation as a REIT depend upon its ability to meet, through actual annual operating results, certain requirements, including requirements relating to distribution levels and diversity of stock ownership, and the various qualification tests imposed under the Code, the results of which are not reviewed by us. No assurance can be given as to whether the actual results of Newcastle’s operation for any one taxable year will enable it to qualify as a REIT under the Code, nor can any assurance be given that a failure of Newcastle to qualify as a REIT under the Code will not prevent New Residential from qualifying as a REIT under the Code. Accordingly, we have assumed for purposes of this opinion that Newcastle will qualify as a REIT under the Code for the 2013 and 2014 taxable years.

This opinion has been prepared for you in connection with the Offering. We consent to the filing of this opinion as an exhibit to the Registration Statement and to the reference to Skadden, Arps, Slate, Meagher & Flom LLP under the captions “Operational and Regulatory Structure,” “Risk Factors,” and “U.S. Federal Income Tax Considerations,” in the Registration Statement. In giving this consent, we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission. This opinion is expressed as of the date hereof, and we are under no obligation to supplement or revise our opinion to reflect any legal developments or factual matters arising subsequent to the date hereof, or the impact of any information, document, certificate, record, statement, representation, covenant, or assumption relied upon herein that becomes incorrect or untrue.

Very truly yours,